Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Growth Fund
February 28, 2022
ZDG-NPRT1-0422
1.9881577.104
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.6%
Match Group, Inc. (a)	60	6,689
CONSUMER DISCRETIONARY - 12.4%
Distributors - 2.4%
LKQ Corp.	198	9,296
Pool Corp.	41	18,802
		28,098
Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill, Inc. (a)	7	10,663
Churchill Downs, Inc.	52	12,525
Domino's Pizza, Inc.	18	7,780
		30,968
Household Durables - 2.3%
D.R. Horton, Inc.	20	1,708
Lennar Corp. Class A	51	4,584
NVR, Inc. (a)	1	4,958
Tempur Sealy International, Inc.	465	15,350
		26,600
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	89	4,859
Multiline Retail - 0.5%
Dollar General Corp.	28	5,554
Specialty Retail - 4.1%
AutoZone, Inc. (a)	10	18,634
Burlington Stores, Inc. (a)	10	2,259
Five Below, Inc. (a)	54	8,835
O'Reilly Automotive, Inc. (a)	16	10,388
Tractor Supply Co.	25	5,095
Williams-Sonoma, Inc.	17	2,463
		47,674
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp. (a)	2	577
TOTAL CONSUMER DISCRETIONARY		144,330
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Brown-Forman Corp. Class B (non-vtg.)	81	5,284
Food Products - 1.2%
Bunge Ltd.	60	6,273
Darling Ingredients, Inc. (a)	114	8,263
		14,536
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	7	2,074
Olaplex Holdings, Inc.	30	503
		2,577
TOTAL CONSUMER STAPLES		22,397
ENERGY - 1.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	223	7,477
Oil, Gas & Consumable Fuels - 0.9%
PDC Energy, Inc.	169	10,904
TOTAL ENERGY		18,381
FINANCIALS - 8.8%
Capital Markets - 6.3%
Ameriprise Financial, Inc.	32	9,593
LPL Financial	31	5,609
MarketAxess Holdings, Inc.	31	11,824
Moody's Corp.	10	3,220
MSCI, Inc.	55	27,593
Nordnet AB	160	2,740
Raymond James Financial, Inc.	77	8,443
S&P Global, Inc.	10	3,757
Tradeweb Markets, Inc. Class A	14	1,183
		73,962
Consumer Finance - 2.0%
Discover Financial Services	139	17,158
Synchrony Financial	148	6,331
		23,489
Insurance - 0.5%
Arthur J. Gallagher & Co.	37	5,853
TOTAL FINANCIALS		103,304
HEALTH CARE - 20.3%
Biotechnology - 1.1%
Avid Bioservices, Inc. (a)	129	2,642
Horizon Therapeutics PLC (a)	103	9,391
Natera, Inc. (a)	10	658
		12,691
Health Care Equipment & Supplies - 7.3%
DexCom, Inc. (a)	51	21,109
Edwards Lifesciences Corp. (a)	34	3,821
IDEXX Laboratories, Inc. (a)	43	22,891
Intuitive Surgical, Inc. (a)	6	1,742
Masimo Corp. (a)	34	5,353
ResMed, Inc.	125	30,844
		85,760
Health Care Providers & Services - 2.2%
Guardant Health, Inc. (a)	24	1,590
Laboratory Corp. of America Holdings (a)	27	7,324
McKesson Corp.	8	2,200
Tenet Healthcare Corp. (a)	166	14,274
		25,388
Health Care Technology - 1.7%
Doximity, Inc.	20	1,227
Veeva Systems, Inc. Class A (a)	82	18,782
		20,009
Life Sciences Tools & Services - 8.0%
Bio-Rad Laboratories, Inc. Class A (a)	8	5,008
Charles River Laboratories International, Inc. (a)	84	24,457
Mettler-Toledo International, Inc. (a)	21	29,584
Waters Corp. (a)	24	7,602
West Pharmaceutical Services, Inc.	68	26,321
		92,972
TOTAL HEALTH CARE		236,820
INDUSTRIALS - 17.4%
Aerospace & Defense - 1.1%
TransDigm Group, Inc. (a)	20	13,332
Building Products - 3.8%
Builders FirstSource, Inc. (a)	138	10,270
Carlisle Companies, Inc.	32	7,597
Carrier Global Corp.	287	12,881
Fortune Brands Home & Security, Inc.	27	2,346
Trane Technologies PLC	24	3,694
Trex Co., Inc. (a)	78	7,164
		43,952
Commercial Services & Supplies - 3.2%
Cintas Corp.	46	17,265
Copart, Inc. (a)	149	18,309
Tetra Tech, Inc.	8	1,270
		36,844
Construction & Engineering - 0.7%
Quanta Services, Inc.	77	8,388
Electrical Equipment - 3.6%
AMETEK, Inc.	64	8,307
Atkore, Inc. (a)	105	10,680
Generac Holdings, Inc. (a)	48	15,143
Rockwell Automation, Inc.	31	8,264
		42,394
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.	7	3,138
Machinery - 2.1%
IDEX Corp.	28	5,373
Otis Worldwide Corp.	137	10,731
Toro Co.	90	8,443
		24,547
Professional Services - 0.7%
Booz Allen Hamilton Holding Corp. Class A	35	2,824
CoStar Group, Inc. (a)	83	5,064
		7,888
Road & Rail - 1.9%
Old Dominion Freight Lines, Inc.	71	22,296
TOTAL INDUSTRIALS		202,779
INFORMATION TECHNOLOGY - 33.1%
Electronic Equipment & Components - 3.4%
Amphenol Corp. Class A	172	13,074
Keysight Technologies, Inc. (a)	90	14,163
Zebra Technologies Corp. Class A (a)	31	12,814
		40,051
IT Services - 2.6%
Adyen BV (a)(b)	1	2,084
EPAM Systems, Inc. (a)	66	13,712
Okta, Inc. (a)	38	6,948
Snowflake Computing, Inc. (a)	20	5,313
Thoughtworks Holding, Inc.	100	2,286
		30,343
Semiconductors & Semiconductor Equipment - 7.9%
ASM International NV (Netherlands)	4	1,292
Broadcom, Inc.	5	2,937
Entegris, Inc.	219	28,575
KLA Corp.	51	17,774
Lam Research Corp.	5	2,807
Marvell Technology, Inc.	52	3,553
NXP Semiconductors NV	21	3,993
onsemi (a)	204	12,772
Qorvo, Inc. (a)	22	3,009
Skyworks Solutions, Inc.	30	4,145
SolarEdge Technologies, Inc. (a)	37	11,819
		92,676
Software - 19.2%
Adobe, Inc. (a)	6	2,806
ANSYS, Inc. (a)	50	16,210
Atlassian Corp. PLC (a)	20	6,114
Cadence Design Systems, Inc. (a)	208	31,497
Citrix Systems, Inc.	59	6,048
Crowdstrike Holdings, Inc. (a)	40	7,808
Datadog, Inc. Class A (a)	146	23,522
Dynatrace, Inc. (a)	157	6,974
Fortinet, Inc. (a)	102	35,137
HubSpot, Inc. (a)	22	11,550
Intuit, Inc.	7	3,321
Monday.com Ltd.	10	1,589
Paycom Software, Inc. (a)	28	9,498
Qualtrics International, Inc.	152	4,610
Synopsys, Inc. (a)	81	25,304
The Trade Desk, Inc. (a)	340	29,009
Zscaler, Inc. (a)	14	3,348
		224,345
TOTAL INFORMATION TECHNOLOGY		387,415
MATERIALS - 2.1%
Chemicals - 0.9%
LyondellBasell Industries NV Class A	72	7,001
Sherwin-Williams Co.	12	3,158
		10,159
Metals & Mining - 1.0%
Steel Dynamics, Inc.	170	11,999
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	32	2,302
TOTAL MATERIALS		24,460
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
SBA Communications Corp. Class A	17	5,158
TOTAL COMMON STOCKS (Cost $772,432)		1,151,733

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (c) (Cost $3,900)	3,899	3,900

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $776,332)	1,155,633
NET OTHER ASSETS (LIABILITIES) - 1.1%	13,219
NET ASSETS - 100.0%	1,168,852

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,084 or 0.2% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	3,900	-	-	1	-	-	3,900	0.0%
Total	3,900	-	-	1	-	-	3,900

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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